Provision for de-characterization of dam structures and asset retirement obligations	6 Months Ended
Jun. 30, 2025
Provision For De-characterization Of Dam Structures And Asset Retirement Obligations
Provision for de-characterization of dam structures and asset retirement obligations

25. Provision for de-characterization of dam structures and asset retirement obligations

The Company is subject to local laws and regulations, that requires the decommissioning of the assets that Vale operates at the end of their useful lives, therefore, expenses related to the demobilization occur after the end of operational activities and throughout the life of operations through progressive closures. These obligations are regulated in Brazil at the Federal and State levels by ANM (National Mining Agency) and Environmental Agencies, respectively. Among the requirements, the closure plans must consider the physical, chemical and biological stability of the areas and post-closure actions for the period necessary to verify the effectiveness of the decommissioning. These obligations are accrued and are subject to critical estimates and assumptions applied to the measurement of costs by the Company. Depending on the geotechnical characteristics of the structures, the Company is required to de-characterize the structures, as shown in item a) below.

Effects in the income statement

		Three-month period ended June 30,		Six-month period ended June 30,
	Notes	2025	2024	2025	2024
De-characterization of upstream geotechnical structures	25(a)	56	70	65	131
Obligation for asset decommissioning	25(b)	(4)	19	(12)	32
Environmental obligations	25(b)	–	–	–	(22)
Total		52	89	53	141

Provision changes during the period

	Notes	De-characterization of upstream geotechnical structures (i)	Asset retirement obligations	Environmental obligations	Total
Balance as of December 31, 2024		2,213	3,106	444	5,763
Revision to estimates - amounts for closed plants charged to the income statement		(65)	12	–	(53)
Revision to estimates – capitalized value for operational plants		–	33	4	37
Disbursements		(162)	(85)	(77)	(324)
Monetary and present value adjustments		89	70	16	175
Transfer to assets held for sale	15(a)	–	(2)	(22)	(24)
Translation adjustments		292	287	48	627
Balance as of June 30, 2025		2,367	3,421	413	6,201

(i) The cash flow for de-characterization projects are estimated for a period up to 13 years and were discounted to present value at an annual rate in real terms, which decreased from 7.36% to 6.97%.

a) De-characterization of upstream geotechnical structures

As a result of the Brumadinho dam failure (note 23) and, in compliance with laws and regulations, the Company has decided to accelerate the plan to “de-characterize” of all its dams and dikes built under the upstream method, located in Brazil. The Company also operates tailings dams in Canada, including upstream compacted dams. However, the Company decided that these dams will be decommissioned using other methods, thus, the provision to carry out the decommissioning of dams in Canada is recognized as “Obligations for decommissioning assets and environmental obligations”, as presented in item (b) below.

These structures are in different stages of maturity, some of them still in the conceptual engineering phase, for which the estimate of expenditures includes in its methodology a high degree of uncertainty in the definition of the total cost of the project in accordance with best market practices.

Operational stoppage and idle capacity

The Company has suspended some operations due to judicial decisions or technical analysis performed by Vale regarding the safety of its geotechnical structures located in Brazil. The Company has been recording losses in relation to the operational stoppage and idle capacity of the Iron Solutions segment in the amounts of US$10 and US$20 for the three and six-month period ended June 30, 2025, respectively (2024: US$36 and US$79, respectively).

b) Asset retirement obligations and environmental obligations

	Liability			Discount rate		Cash flow maturity
	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024
Liability by geographical area
Brazil	2,010	1,784	6.95%	7.38%	2132	2132
Canada	1,548	1,520	1.59%	1.44%	2152	2152
Oman	142	142	3.70%	3.66%	2035	2035
Other regions	134	104	2.55%	2.77%	-	-
	3,834	3,550
Operating plants	2,815	2,509
Closed plants	1,019	1,041
	3,834	3,550

Financial guarantees

The Company has guarantees issued by financial institutions in the amount of US$1,140 as of June 30, 2025 (December 31, 2024: US$1,091), in connection with the asset retirement obligations for its Energy Transition Metals operations. The financial cost of these guarantees is immaterial.